Loss before income tax	12 Months Ended
Jun. 30, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2020	2019	2018
Revenue
Commercialization revenue		6,614	5,003	3,641
Milestone revenue		25,000	11,000	13,334
Interest revenue		542	719	366
Total Revenue		32,156	16,722	17,341

Clinical trial and research & development		(24,565)	(37,927)	(42,863)
Manufacturing production & development		(23,944)	(10,912)	(3,640)

Employee benefits
Salaries and employee benefits		(25,100)	(19,504)	(19,343)
Defined contribution superannuation expenses		(327)	(339)	(374)
Equity settled share-based payment transactions(1)		(7,522)	(4,368)	(6,199)
Total Employee benefits		(32,949)	(24,211)	(25,916)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(585)	(562)	(909)
Right of use asset depreciation		(1,508)	—	—
Intellectual property amortization		(1,574)	(1,577)	(1,741)
Total Depreciation and amortization of non-current assets		(3,667)	(2,139)	(2,650)

Other Management & administration expenses
Overheads & administration		(8,276)	(11,356)	(8,477)
Consultancy		(5,168)	(3,360)	(3,295)
Legal, patent and other professional fees		(5,854)	(4,098)	(3,436)
Intellectual property expenses (excluding the amount amortized above)		(2,683)	(2,795)	(3,065)
Total Other Management & administration expenses		(21,981)	(21,609)	(18,273)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	1,380	(6,264)	10,541
Total Fair value remeasurement of contingent consideration		1,380	(6,264)	10,541

Other operating income and expenses
Remeasurement of borrowing arrangements		(779)	(752)	—
Research & development tax incentive		—	(74)	1,807
Government grant revenue		78	—	—
Foreign exchange gains/(losses)		246	(208)	161
Foreign withholding tax paid		—	(52)	(656)
Total Other operating income and expenses		(455)	(1,086)	1,312

Finance (costs)/gains
Remeasurement of borrowing arrangements		1,386	376	—
Interest expense		(14,716)	(11,704)	(1,829)
Total Finance costs		(13,330)	(11,328)	(1,829)

Total loss before income tax		(87,355)	(98,754)	(65,977)

(1)	Share-based payment transactions

For the years ended June 30, 2020, 2019 and 2018, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2020	2019	2018
Research and development	3,194,695	2,283,646	3,638,310
Manufacturing and commercialization	434,403	329,718	558,928
Management and administration	3,892,647	1,755,027	2,001,349
Equity settled share-based payment transactions	7,521,745	4,368,391	6,198,587
Legal, patent and other professional fees	—	620,000	—
Total equity settled share-based payment transactions in the profit and loss	7,521,745	4,988,391	6,198,587

Revenue recognition

Grünenthal arrangement

In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.

The Group received a non-refundable upfront payment of $15.0 million in October 2019, on signing of the contract with Grünenthal. The Group received a milestone payment in December 2019 of $2.5 million in relation to meeting a milestone event as part of the strategic partnership with Grünenthal. The Group may receive up to an additional $132.5 million in payments if certain milestones are satisfied in relation to clinical, manufacturing, regulatory and reimbursement approval prior to product launch. The Group is further entitled to receive milestones payments based on regulatory and cumulative product sales milestones, as well as tiered double-digit royalties on product sales.

The strategic partnership with Grünenthal includes a license of IP and the provision of development services. Under IFRS 15 Revenue from contracts with customers, the Group have identified three distinct performance obligations in the strategic partnership with Grünenthal. The three performance obligations identified are the right of use license of IP, research & development and chemistry, manufacturing and controls (“R&D and CMC”) services and other development services. The license of IP was considered distinct from the development services as it is capable of being granted separately and the development services do not significantly modify or customize the license nor are the license and development services significantly interrelated or interdependent. The Group also evaluated the promises in the development services and determined the R&D and CMC services were distinct from the other development services as they are not significantly interrelated or interdependent.

The standalone selling price for each performance obligation is not directly observable, so the Group have estimated the standalone selling price through the most appropriate method to ensure the estimate represents the price the Group would charge for the goods or services if they were sold separately. The Group considered the application and results of a combination of methods and utilized the cost plus a margin approach as the primary method. For R&D and CMC services, the Group estimated the standalone selling price to be $85.0 million. For the other development services the Group estimated the standalone selling price to be $10.0 million. Significant judgement was applied in determining the standalone selling price and the variable consideration that was allocated to each performance obligation. Based on this analysis, the $15.0 million upfront payment was allocated to the license of IP performance obligation. Upon signing of this strategic partnership in September 2019, the Group recognized $15.0 million in revenue for the right of use license of IP as this performance obligation was considered completely satisfied at this date.

The Group evaluated the constraint over the remaining variable consideration under the contract and determined that all of the milestone payments relating to the R&D and CMC services and other development services were considered constrained as at June 30, 2020. As part of this evaluation, the Group considered a variety of factors, including whether the receipt of the milestone payments is outside of the Group’s control or contingent on the outcome of clinical trials and the impact of certain repayment clauses. The Group will continue to evaluate the constraint over variable consideration in future periods. Additionally, the Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore will recognize royalties and sales-based milestone payments as revenue when the subsequent sale or usage occurs.

The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2020. In future periods, additional milestone payments from Grünenthal may result in deferred consideration as revenue recognition of R&D and CMC services and other development services will be dependent upon the assessment of the constraint over variable consideration as well as the percentage of progress towards meeting the development service performance obligations over time.

There was no milestone revenue recognized in relation to this strategic partnership with Grünenthal in the year ended June 30, 2019.

See Note 22(e) for further details about the Group’s revenue recognition policies.